LEASES - Maturities of lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
LEASES
2025	¥ 13,860,129
2026	5,157,823
2027	1,904,227
2028	874,187
2029	487,757
Thereafter	697,844
Total undiscounted lease payments	22,981,967
Less: imputed interest	(615,496)
Total lease liabilities	¥ 22,366,471	¥ 17,695,720